11. FAIR VALUE MEASUREMENTS (Details 2 March 2014) (USD $)	3 Months Ended		12 Months Ended		41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Transfers in (out) at mark-market value on date of payoff or conversion	$ (284,042)		$ (348,464)	$ (331,717)
Transfers in upon reclassification from equity	13,202
Transfers in upon initial fair value of derivative liability	139,765		1,290,328	798,826
Gain from change in fair value of derivative liability	(41,408)		(782,556)	(174,719)
Ending balance	516,610		689,093	529,785	689,093	516,610	237,395
Total gain for the period included in earnings	41,408	(1,110,140)	782,556	174,719	1,046,516	1,087,924
Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	689,093					689,093
Ending balance	$ 516,610		$ 689,093		$ 689,093	$ 516,610